FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Schedule of Marketable Securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019		Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	$ 175,305		$ 135,227
Gross unrealized gains	1,702		50
Gross Unrealized losses	(214)		(2,083)
Amortized cost	173,817	[1]	137,260	[2]
Accrued interest	765		623
Corporate bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	155,226		109,639
Gross unrealized gains	1,273		29
Gross Unrealized losses	(214)		(2,029)
Amortized cost	154,167	[1]	111,639	[2]
U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	2,003		5,465
Gross unrealized gains	26		21
Gross Unrealized losses
Amortized cost	1,977	[1]	5,444	[2]
Non-U.S government bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	1,003		2,423
Gross unrealized gains	11
Gross Unrealized losses			(33)
Amortized cost	992	[1]	2,456	[2]
Municipal bonds [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	1,229		2,235
Gross unrealized gains	21
Gross Unrealized losses			(13)
Amortized cost	1,208	[1]	2,248	[2]
Money market fund [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	15,591		15,225
Gross unrealized gains	366
Gross Unrealized losses
Amortized cost	15,225	[1]	15,225	[2]
Certificate of deposits [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Estimated fair value	253		240
Gross unrealized gains	5
Gross Unrealized losses			(8)
Amortized cost	$ 248	[1]	$ 248	[2]

[1]	Excluding accrued interest of $765
[2]	Excluding accrued interest of $623.